Basis of preparation (Tables)	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Basis of preparation
Schedule of application of IFRS 9 resulted in additional impairment allowances

Provisions for receivables, reflecting lifetime expected credit losses from the date of first recognition, have increased. The application of IFRS 9 resulted in additional impairment allowances at 1 April 2018 as follows:

€m

Loss allowance at 31 March 2018 under IAS 39	1,249
Changes to loss allowance recognised at 1 April 2018:
Release of allowance for trade receivables reclassified to fair value through OCI	(23)
Recognition of additional allowance on trade and other receivables at 31 March 2018	264
Loss allowance on contract assets recognised on adoption of IFRS 15	34
Loss allowance at 1 April 2018 under IFRS 9	1,524

Schedule of impact of the adoption of IRFS 9 and IFRS 15 on the opening balance sheet at 1 April 2018

		Impact of	Impact of
	31 March	adoption of	adoption of
	2018	IFRS 9	IFRS 15	1 April 2018
Consolidated statement of financial position	€m	€m	€m	€m

Non-current assets
Goodwill	26,734	—	—	26,734
Other intangible assets	16,523	—	—	16,523
Property, plant and equipment	28,325	—	—	28,325
Investments in associates and joint ventures	2,538	—	227	2,765
Other investments	3,204	(12)	—	3,192
Deferred tax assets	26,200	50	(707)	25,543
Post employment benefits	110	—	—	110
Trade and other receivables	4,026	(21)	851	4,856
Of which: Contract assets	350	(7)	500	843
Trade receivables	435	(14)	—	421
Deferred acquisition costs	—	—	340	340
Fulfilment costs	—	—	11	11
	107,660	17	371	108,048
Current assets
Inventory	581	—	39	620
Taxation recoverable	106	—	—	106
Trade and other receivables	9,975	(220)	2,355	12,110
Of which: Contract assets	2,257	(64)	1,215	3,408
Trade receivables	4,967	(156)	—	4,811
Deferred acquisition costs	—	—	1,097	1,097
Fulfilment costs	—	—	43	43
Other investments	8,795	—	—	8,795
Cash and cash equivalents	4,674	—	—	4,674
	24,131	(220)	2,394	26,305
Assets held for sale	13,820	—	—	13,820
Total assets	145,611	(203)	2,765	148,173

Equity
Called up share capital	4,796	—	—	4,796
Additional paid-in capital	150,197	—	—	150,197
Treasury shares	(8,463)	—	—	(8,463)
Accumulated losses	(106,695)	(224)	2,383	(104,536)
Accumulated other comprehensive income	27,805	27	—	27,832
Total attributable to owners of the parent	67,640	(197)	2,383	69,826

Non-controlling interests	967	(5)	81	1,043
Total non-controlling interests	967	(5)	81	1,043

Total equity	68,607	(202)	2,464	70,869

Non-current liabilities
Long-term borrowings	32,908	—	—	32,908
Deferred tax liabilities	644	(1)	114	757
Post employment benefits	520	—	—	520
Provisions	1,065	—	—	1,065
Trade and other payables	2,843	—	10	2,853
Of which: Contract liabilities	237	—	10	247
	37,980	(1)	124	38,103
Current liabilities
Short-term borrowings	8,513	—	—	8,513
Financial liabilities under put option arrangements	1,838	—	—	1,838
Taxation liabilities	541	—	—	541
Provisions	891	—	—	891
Trade and other payables	16,242	—	177	16,419
Of which: Contract liabilities	1,678	—	138	1,816
Other payables	1,346	—	39	1,385
	28,025	—	177	28,202
Liabilities held for sale	10,999	—	—	10,999
Total equity and liabilities	145,611	(203)	2,765	148,173

Schedule of impact of IFRS 15 on the consolidated income statement

	Six months ended 30 September 2018
Consolidated income statement	IFRS 15 basis	Adjustments	IAS 18 basis
(reconciliation to IAS 18)	€m	€m	€m

Revenue	21,796	749	22,545
Cost of sales	(15,163)	(637)	(15,800)
Gross profit	6,633	112	6,745
Selling and distribution expenses	(1,907)	—	(1,907)
Administrative expenses	(2,781)	95	(2,686)
Share of result of equity accounted associates and joint ventures	(430)	48	(382)
Impairment losses	(3,495)	405	(3,090)
Other income and expense	(91)	—	(91)
Operating loss	(2,071)	660	(1,411)
Non-operating income and expense	(3)	—	(3)
Investment income	184	—	184
Financing costs	(999)	—	(999)
Loss before taxation	(2,889)	660	(2,229)
Income tax expense	(1,409)	(117)	(1,526)
Loss for the financial period from continuing operations	(4,298)	543	(3,755)
Loss for the financial period from discontinued operations	(3,535)	—	(3,535)
Loss for the financial period	(7,833)	543	(7,290)

Loss per share
From continuing operations:
- Basic	(16.13c)	1.98c	(14.15c)
- Diluted	(16.13c)	1.98c	(14.15c)
Total Group
- Basic	(29.00c)	1.98c	(27.02c)
- Diluted	(29.00c)	1.98c	(27.02c)

Schedule of impact of IFRS 15 on the consolidated statement of financial position

	30 September 2018
Consolidated statement of financial position	IFRS 15 basis	Adjustments	IAS 18 basis
(reconciliation to IAS 18)	€m	€m	€m

Non-current assets
Goodwill	23,316	411	23,727
Other intangible assets	16,419	—	16,419
Property, plant and equipment	27,082	—	27,082
Investments in associates and joint ventures	4,282	(164)	4,118
Other investments	1,158	—	1,158
Deferred tax assets	24,425	573	24,998
Post employment benefits	151	—	151
Trade and other receivables	4,847	(655)	4,192
Of which: Contract assets	661	(309)	352
Trade receivables	538	—	538
Deferred acquisition costs	336	(336)	—
Fulfilment costs	10	(10)	—
	101,680	165	101,845
Current assets
Inventory	777	(37)	740
Taxation recoverable	115	1	115
Trade and other receivables	13,399	(2,322)	11,077
Of which: Contract assets	3,793	(1,213)	2,580
Trade receivables	5,469	—	5,469
Deferred acquisition costs	1,066	(1,066)	—
Fulfilment costs	43	(43)	—
Other investments	10,969	—	10,969
Cash and cash equivalents	6,962	—	6,962
	32,222	(2,359)	29,863
Assets held for sale	(242)	(15)	(257)
Total assets	133,660	(2,209)	131,451

Equity
Called up share capital	4,796	—	4,796
Additional paid-in capital	150,307	—	150,307
Treasury shares	(8,380)	—	(8,380)
Accumulated losses	(115,434)	(1,840)	(117,274)
Accumulated other comprehensive income	29,160	40	29,200
Total attributable to owners of the parent	60,449	(1,800)	58,649

Non-controlling interests	927	(72)	855
Total non-controlling interests	927	(72)	855

Total equity	61,376	(1,872)	59,504

Non-current liabilities
Long-term borrowings	42,670	—	42,670
Deferred tax liabilities	488	(103)	385
Post employment benefits	303	—	303
Provisions	1,075	—	1,075
Trade and other payables	3,188	(28)	3,160
Of which: Contract liabilities	561	(28)	533
	47,724	(131)	47,593
Current liabilities
Short-term borrowings	5,502	—	5,502
Financial liabilities under put option arrangements	1,874	—	1,874
Taxation liabilities	647	(9)	638
Provisions	884	—	884
Trade and other payables	15,653	(197)	15,456
Of which: Contract liabilities	1,833	(158)	1,675
Other payables	1,392	(39)	1,353
	24,560	(206)	24,354
Liabilities held for sale	—	—	—
Total equity and liabilities	133,660	(2,209)	131,451

Note:

1.

This difference primarily relates to the impairment of goodwill in respect of Romania and Spain (see note 3); pre-impairment balance sheet carrying values were higher under IFRS 15 for these entities, consequently impairment charges are higher on an IFRS 15 basis.